Intangible Assets, Net	12 Months Ended
Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
12 INTANGIBLE ASSETS, NET
The following table summarizes the Group’s intangible assets, net:

	As of March 31, 2021
	Gross carrying amount	Accumulated amortization	Accumulated impairment amount	Net carrying amount
	RMB	RMB	RMB	RMB
Domain name	12,502	(3,130)	—	9,372
Trademarks	539	(100)	—	439
Insurance agency license	2,848	(605)	—	2,243
Broadcasting license	86,667	(29,405)	—	57,262
Buyer and customer relationship	462,770	(462,770)	—	—
Brand	184,470	(172,110)	(12,360)	—
Strategic business resources	1,405,551	(1,048,862)	—	356,689
Technology	22,940	(20,926)	(2,014)	—

Total	2,178,287	(1,737,908)	(14,374)	426,005

	As of March 31, 2022
	Gross carrying amount	Accumulated amortization	Accumulated impairment amount	Net carrying amount
	RMB	RMB	RMB	RMB
Domain name	11,540	(3,451)	(8,072)	17
Trademarks	1,481	(489)	—	992
Insurance agency license	2,848	(748)	(2,100)	—
Broadcasting license	86,667	(47,977)	(38,690)	—
Buyer and customer relationship	502,270	(468,037)	—	34,233
Brand	184,470	(172,110)	(12,360)	—
Strategic business resources	1,367,838	(1,321,838)	—	46,000
Technology	32,840	(22,246)	(2,014)	8,580

Total	2,189,954	(2,036,896)	(63,236)	89,822

Amortization expense for intangible assets were RMB331,294, RMB341,802 and RMB328,154 for the years ended March 31, 2020, 2021 and 2022, respectively.
As of March 31, 2022, the Group determined that there were two asset groups, including the live video broadcast (“LVB”) focused online business asset group and brands and the customized services business asset group. As of March 31, 2022, and after considering the first-ever year-over-year decrease of the gross merchandise volume (“GMV”) from LVB and the weaker-than-expected operating results, the Group concluded that these changes in circumstances represented a triggering event which required the Group to perform an impairment test on the LVB focused online business asset group. Given that the aggregated undiscounted cash flows were lower than the carrying amount of this asset group, the Group concluded that it was necessary to determine the fair value of the asset group for purposes of determining a potential impairment charge. The determined fair value of the LVB focused online business asset group resulted in an impairment charge of RMB48,862 which was allocable to each asset in the group. The charge was allocated to each asset on a pro rata basis based upon respective carrying values and after giving consideration to the fair values of each individual asset. The fair value of each asset was determined using appropriate valuation methodologies, including the relief of royalty method for the broadcasting, insurance agency and domain name intangibles. The cost savings approach was used to fair value the strategic business services intangible asset. The replacement cost approach was used to fair value property, plant, and equipment. Judgment in estimating the fair values of these assets included estimating future growth rates, royalty rates and/or discount rates. As a result of management’s analysis, the Group recorded impairment charges for the broadcasting license, insurance agency license and domain name intangible assets of

RMB38,690, RMB2,100 and RMB8,072,
respectively, for the year ended March 31, 2022, as the Group believes the future economic benefit to be generated from these intangible assets are not sufficient to recover related net book values. No impairment charges were recorded in 2020 and 2021.
During the years ended March 31, 2021, the Company recognized intangible assets amounting to RMB49,400 in connection with the acqusition of Ruisha Technology, which were measured at fair value upon the completion of acquisition. Details of acquired intangible assets were included in Note 3. As of March 31, 2022, amortization expenses related to the intangible assets for future periods are estimated to be as follows:

For the years ended March 31,	RMB
2023	56,044
2024	10,044
2025	10,041
2026	10,032
2027	3,425
Thereafter	236

89,822